UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Roger H. Jenswold & Company Inc.
Address: 5847 San Felipe Suite 4100
         Houston, TX 77057



13F File Number: 28-03940

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Janice Darden
Title:   Office Admin_
Phone:   713-789-9060_
Signature, Place, and Date of Signing:

/s/ Janice Darden         Houston, Texas     July 27, 2009
    [Signature]            [City, State]      [Date]


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:NONE




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:46
Form 13F Information Table Value Total:$65,925


List of Other Included Managers:

No.   13F File Number        Name


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                                                   ROGER H. JENSWOLD & COMPANY INC.                                          PAGE 1
                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 06/30/09

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORPORATION                COM              00130H105      124    10700 SH       DEFINED                  2000        0     8700
ABBOTT LABORATORIES            COM              002824100     2866    60931 SH       DEFINED                 34216        0    26715
AMGEN INC                      COM              031162100     1006    19000 SH       DEFINED                  9160        0     9840
ANADARKO PETROLEUM CORP        COM              032511107     2508    55265 SH       DEFINED                 26165        0    29100
AVNET INC                      COM              053807103      442    21008 SH       DEFINED                  7177        0    13831
BED BATH AND BEYOND            COM              075896100     1198    38960 SH       DEFINED                 17805        0    21155
C.B. RICHARD ELLIS             COM              12497T101      612    65350 SH       DEFINED                 37750        0    27600
CELGENE CORPORATION            COM              151020104     2766    57825 SH       DEFINED                 28400        0    29425
CISCO SYS INC                  COM              17275R102     2286   122561 SH       DEFINED                 57180        0    65381
COCA-COLA COMPANY              COM              191216100     2922    60895 SH       DEFINED                 29863        0    31032
CONOCOPHILLIPS                 COM              20825C104     1387    32970 SH       DEFINED                 12094        0    20876
CULLEN FROST BANKERS INC       COM              229899109      244     5300 SH       DEFINED                  1100        0     4200
EMC CORPORATION MASS           COM              268648102     2577   196702 SH       DEFINED                 97512        0    99190
EXXON MOBIL CORP               COM              30231G102     4325    61862 SH       DEFINED                 33877        0    27985
FIFTH THIRD BANCORP            COM              316773100       73    10320 SH       DEFINED                  5100        0     5220
FIRST MARBLEHEAD               COM              320771108       66    32498 SH       DEFINED                 24633        0     7865
GENERAL ELECTRIC CO.           COM              369604103     1196   102022 SH       DEFINED                 37232        0    64790
GENZYME CORPORATION            COM              372917104      428     7690 SH       DEFINED                  3850        0     3840
HCC INSURANCE HLDGS INC        COM              404132102     3767   156894 SH       DEFINED                 71002        0    85892
HALLIBURTON CO                 COM              406216101      246    11880 SH       DEFINED                  5504        0     6376
HARLEY DAVIDSON                COM              412822108     1089    67160 SH       DEFINED                 39565        0    27595
JACK HENRY & ASSOC INC         COM              426281101     2081   100290 SH       DEFINED                 53710        0    46580
HESS CORP                      COM              42809H107      736    13692 SH       DEFINED                  5047        0     8645
HONEYWELL INTERNATIONAL INC    COM              438516106     1483    47240 SH       DEFINED                 20045        0    27195
HUGOTON ROYALTY TRUST-         COM              444717102      329    22750 SH       DEFINED                 20550        0     2200
INTEL CORP                     COM              458140100     1245    75235 SH       DEFINED                 46190        0    29045
INTERNATIONAL BUSINESS MACH.   COM              459200101     2738    26220 SH       DEFINED                 16289        0     9931
JPMORGAN CHASE & CO            COM              46625H100      300     8800 SH       DEFINED                  3500        0     5300
JOHNSON & JOHNSON              COM              478160104     2769    48754 SH       DEFINED                 22754        0    26000
MASCO CORPORATION              COM              574599106      744    77650 SH       DEFINED                 31300        0    46350
NUVEEN REAL ESTATE INCOME FD   FUND             67071B108      783   123900 SH       DEFINED                109200        0    14700
PEPSICO INC                    COM              713448108      415     7550 SH       DEFINED                  1550        0     6000
PFIZER INC                     COM              717081103      267    17780 SH       DEFINED                  5380        0    12400
PIONEER NATURAL RESOURCES      COM              723787107      595    23350 SH       DEFINED                 11900        0    11450
PROSPERITY BANCSHARES INC      COM              743606105     1447    48500 SH       DEFINED                 25143        0    23357
RUSH ENTERPRISES CLASS A       COM              781846209     1981   170075 SH       DEFINED                 91475        0    78600
S&P 500 EQUAL WGT. RYDEX ETF   COM              78355W106     3110   100939 SH       DEFINED                 63997        0    36942
S&P 500 EQ WGT ENERGY RYDEX    COM              78355W866      654    16630 SH       DEFINED                  8625        0     8005
GOLD TRUST SPDR ETF            COM              78463V107     1150    12615 SH       DEFINED                  6945        0     5670
SCHLUMBERGER LIMITED           COM              806857108      812    14998 SH       DEFINED                  8998        0     6000
STERICYCLE INC                 COM              858912108      206     4000 SH       DEFINED                     0        0     4000
TEVA PHARMACEUTICAL ADR 1/10   COM              881624209     4965   100635 SH       DEFINED                 49675        0    50960
TEXAS INSTRUMENTS INC          COM              882508104      834    39150 SH       DEFINED                 20250        0    18900
3M COMPANY                     COM              88579Y101     2420    40262 SH       DEFINED                 20337        0    19925
UGI CORPORATION                COM              902681105     1218    47800 SH       DEFINED                 25265        0    22535
WELLS FARGO & CO (NEW)         COM              949746101      515    21220 SH       DEFINED                  7320        0    13900
 LINE COUNT: 46
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